SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT
24.
SUBSEQUENT EVENT

The Group evaluated events subsequent to the balance sheet date of December 31, 2022 through the date of issuance of the consolidated financial statements. No material recordable or disclosable events or transactions occurred.